Results (Tables)	6 Months Ended
Jun. 30, 2019
Operating costs
Summary of research and development expenditure by program

	Six months ended June 30,
	2019	2018
	(Euro, in thousands)
Filgotinib program (partnered)	€(30,406)	€(32,210)
CF program (partnered)	(1,793)	(21,014)
IPF program on GLPG1690 (proprietary)	(41,668)	(24,107)
OA program on GLPG1972 (partnered)	(9,733)	(7,621)
AtD program on MOR106 (partnered)	(12,460)	(7,661)
Other	(81,507)	(58,832)
Total R&D expenditure	€(177,567)	€(151,444)